Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Line Items]
Operating lease rent expenses net	$ 2,700	$ 2,500	$ 2,300
Standby Letters Of Credit And Bank Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Off balance sheet credit exposure		$ 400,000
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Off balance sheet credit exposure	$ 400,000